Warrants to purchase common stock outstanding - Stockholders' (Deficiency)/Equity (Details) (USD $)				12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013 Warrant Expiration Date 15 December 2014	Jul. 31, 2013 Warrant Expiration Date 4 February 2015	Jan. 31, 2014 Warrant Expiration Date 12 December 2017	Jul. 31, 2013 Warrant Expiration Date 12 December 2017	Jul. 31, 2013 Warrant Expiration Date 9 February 2015	Jul. 31, 2013 Warrant Expiration Date 7 March 2015	Jul. 31, 2013 Warrant Expiration Date 15 March 2015	Jul. 31, 2013 Warrant Expiration Date 31 March 2016	Jan. 31, 2014 Warrant Expiration Date 31 March 2016	Jul. 31, 2013 Warrant Expiration Date 11 July 2016	Jan. 31, 2014 Warrant Expiration Date 11 July 2016	Jul. 31, 2013 Warrant Expiration Date 30 September 2016	Jan. 31, 2014 Warrant Expiration Date 30 September 2016	Jul. 31, 2013 Warrant Expiration Date 1 February 2017	Jan. 31, 2014 Warrant Expiration Date 1 February 2017	Jul. 31, 2013 Warrant Expiration Date 10 August 2017	Jan. 31, 2014 Warrant Expiration Date 10 August 2017	Jul. 31, 2013 Warrant Expiration Date 12 December 2017	Jul. 31, 2013 Warrant Expiration Date 17 June 2018	Jan. 31, 2014 Warrant Expiration Date 17 June 2018
Number of Shares To be Purchased	238,229,939	55,148,530	80,234,017	8,470,661		8,324,144	24,166,666	300,000	200,000	5,157,813	102,016,744	69,516,756	2,508,560	1,175,227	27,272,720	27,272,720	7,500,000	5,675,227	16,389,512	4,999,999	24,166,666	40,833,335	34,166,669
Warrant Exercise Price per Share				$ 0.76	$ 0.79			$ 0.39	$ 1.25	$ 1.00	$ 0.03		$ 0.03		$ 0.03		$ 0.03		$ 0.03		$ 0.03	$ 0.03
Warrant Expiration Date				Dec. 15, 2014	Feb. 04, 2015			Feb. 09, 2015	Mar. 07, 2015	Mar. 15, 2015	Mar. 31, 2016		Jul. 11, 2016		Sep. 30, 2016		Feb. 01, 2017		Aug. 10, 2017		Dec. 12, 2017	Jun. 17, 2018